PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of March 31,
	2016	2017
Advance to suppliers	$24,930	$19,433
Advance payments to acquisitions	10,570	3,322
Staff advance	5,485	6,630
Prepaid rental expenses	7,788	8,744
Prepaid expenses (1)	4,302	2,067
Advance payments for investment	4,000	—
Other receivable	5,557	9,400
Interest income receivable	27	140

	$62,659	$49,736

(1)	Prepaid expenses mainly consist of amounts paid for professional fees and advertisement fees for which relating services have not been provided.